Stock-Based Compensation - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 17, 2020	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Percentage of units vest after one year						25.00%
Percentage of units vest description						Standard vesting for profits interests provide for 25% of units to vest after one year with the remaining vesting monthly thereafter over 36 months.
Weighted average grant date fair value for options granted						$ 0.16	$ 0.22
Stock-based compensation expense		$ 2,536	$ 249	$ 2,966	$ 689	$ 900	$ 700
Unrecognized compensation cost relating to nonvested profits interests						$ 3,600
Unvested stock expected to be recognized over a weighted-average period						2 years 2 months 12 days
2020 Stock Option and Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of common stock reserved for issuance	2,930,836	1,305,367		1,305,367
Stock options, vesting period				4 years
Stock options, contractual life				10 years
Restricted Stock
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of common units forfeited				666,227
Unvested stock expected to be recognized over a weighted-average period				1 year 10 months 24 days
Weighted-average grant-date fair value for profits interests granted				$ 2.34
Share awards granted	0			879
Unrecognized compensation cost relating to unvested restricted stock awards		$ 1,800		$ 1,800
Stock Option
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted average grant date fair value for options granted				$ 3.42
Unrecognized compensation cost relating to nonvested profits interests		$ 3,300		$ 3,300
Unvested stock expected to be recognized over a weighted-average period				2 years 1 month 6 days
Stock Option | 2020 Stock Option and Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock options, contractual life				9 years 10 months 24 days
Employee terminations and resignations
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of common units forfeited						10,588,659	1,186,127